Financial Instruments - Fair Value Inputs, Liabilities, Quantitative Information (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 29, 2015	Dec. 31, 2014
Fair Value Disclosures [Abstract]
Calculated aggregate value	$ 5,287	$ 7,386
Weighted average exercise price	$ 0.30	$ 0.30
Closing price per share of common stock	$ 0.40	$ 0.79
Volatility	137.00%	136.90%
Weighted average remaining expected life (years)	4 years 2 months 12 days	5 years
Risk-free interest rate	1.40%	1.60%
Dividend yield	0.00%	0.00%